Summary of Significant Accounting Policies - Summary of Assets and Liabilities Measured Or Disclosed At Fair Value (Detail) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Fair value measurement
Short-term investments Fair value	¥ 36,820	¥ 36,197
Intangible assets, net (Losses)	160,774	165,381
Total assets measured at fair value, Gains	197,594	201,578
Contingent consideration	19,252	19,252
Total liabilities measured at fair value gains	19,252	19,252
Fair Value, Measurements, Non Recurring [member]
Fair value measurement
Intangible assets, net (Losses)	(2,572)	26,467
Total assets measured at fair value (Losses)	(2,572)	26,467
Level 2 [member] | Fair Value, Measurements, Recurring [member]
Fair value measurement
Short-term investments Fair value	36,820	36,197
Total assets measured at fair value, Gains	36,820	36,197
Level 3 [member]
Fair value measurement
Contingent consideration	19,252	19,252
Total liabilities measured at fair value gains	¥ 19,252	¥ 19,252